Income taxes (Details) - Schedule of taxes payable - USD ($)	May 31, 2022	May 31, 2021
Schedule Of Taxes Payable Abstract
Income taxes	$ 37,838	$ 16,336
VAT	31,610	4,492
Other taxes	3,572	247
Total	$ 73,020	$ 21,075